EARNOUT SHARES AND SPONSOR EARNOUT SHARES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Earnout Shares And Sponsor Earnout Shares
EARNOUT SHARES AND SPONSOR EARNOUT SHARES

NOTE 7 – EARNOUT SHARES AND SPONSOR EARNOUT SHARES

The stockholders of Alpha Modus, Corp. may be issued up to 2,200,000 additional shares of Company common stock (the “Earnout Shares”). The Earnout Shares will be earned and issued in one-third (1/3) increments (of approximately 733,333 shares) if, for any twenty (20) trading days within any thirty (30)-consecutive trading day period beginning at least 180 days after the Closing and on or prior to the 5-year anniversary of the Closing, the VWAP of the Company’s common stock equals or exceeds $13.00 per share, $15.00 per share and $18.00 per share (as equitably adjusted for stock splits, stock dividends, combinations, recapitalizations and the like after the Closing), respectively, with all remaining Earnout Shares earned and issued upon certain changes of control of the Company at or prior to the 5-year anniversary of the Closing.

Additionally, at the Closing, the Company’s sponsor, Insight Acquisition Sponsor LLC (the “Sponsor”) was required to deposit 750,000 shares of Company common stock into escrow (the “Sponsor Earnout Shares”), and the Sponsor Earnout Shares will be released to the Sponsor according to the same milestones and timelines applicable to the Earnout Shares described above (earned and issued in one-third (1/3) increments of approximately 250,000 shares).

“Closing Share Price” means, for any security as of any date(s), the dollar volume-weighted average price for such security on the principal securities exchange or securities market on which such security is then traded during the period beginning at 9:30:01 a.m., New York time, and ending at 4:00:00 p.m., New York time, as reported by Bloomberg through its “HP” function (set to weighted average) or, if the foregoing does not apply, the dollar volume-weighted average price of such security in the over-the-counter market on the electronic bulletin board for such security during the period beginning at 9:30:01 a.m., New York time and ending at 4:00:00 p.m., New York time, as reported by Bloomberg, or, if no dollar volume-weighted average price is reported for such security by Bloomberg for such hours, the average of the highest closing bid price and the lowest closing ask price of any of the market makers for such security as reported by OTC Markets Group Inc. If the Closing Share Price cannot be calculated for such security on such date(s) on any of the foregoing bases, the Closing Share Price of such security on such date(s) shall be the fair market value per share on such date(s) as reasonably determined by the Company.

If the condition for more than one Milestone is achieved, the Company Earnout Shares to be issued in connection with such Milestone shall be cumulative with any Company Earnout Shares earned prior to such time and the Escrowed Sponsor Shares to be released from escrow to Sponsor shall be cumulative with any Escrowed Sponsor Shares released prior to such time in connection with the achievement of any other Milestone; provided that, for the avoidance of doubt, the Company Earnout Shares in respect of each Milestone will be issued and earned only once and the aggregate Company Earnout Shares issued shall in no event exceed 2,200,000 shares of Class A Common Stock.

If, at or following the 5-year anniversary of the Closing Date, the $13.00 Share Price Milestone, $15.00 Share Price Milestone and/or the $18.00 Share Price Milestone have not occurred, none of the Earnout Shares that related to that particular Milestone shall be issued, and the Escrowed Sponsor Shares that have not been released from escrow to Sponsor shall automatically without further action be forfeited and deemed cancelled.

In the event that after the Closing and prior the 5-year anniversary of the Closing Date, there is a Change of Control, the $13.00 Share Price Milestone, $15.00 Share Price Milestone, and/or the $18.00 Share Price Milestone, as applicable, shall be deemed to have occurred to the extent any such Milestone has not been achieved prior to the date of such Change of Control. For purposes hereof, a “Change of Control” means the occurrence in a single transaction or as a result of a series of related transactions, of one or more of the following events:

a)	any person or any group of persons acting together which would constitute a “group” for purposes of Section 13(d) of the Exchange Act or any successor provisions thereto (a “Group”) (excluding a corporation or other entity owned, directly or indirectly, by the stockholders in substantially the same proportions as their ownership of stock of IAC) (x) is or becomes the beneficial owner, directly or indirectly, of securities of the Company representing more than 50% of the combined voting power of then outstanding voting securities or (y) has or acquires control of the Board;

b)	a merger, consolidation, reorganization or similar business combination transaction involving the Company, and, immediately after the consummation of such transaction or series of transactions, either (x) the Board immediately prior to the merger or consolidation does not constitute at least a majority of the board of directors of the company surviving the merger or, if the surviving company is a Subsidiary, the ultimate parent thereof, or (y) the voting securities of the Company immediately prior to such merger or consolidation do not continue to represent or are not converted into more than 50% of the combined voting power of the then outstanding voting securities of the person resulting from such transaction or series of transactions or, if the surviving company is a Subsidiary, the ultimate parent thereof; or

c)	the sale, lease or other disposition, directly or indirectly, by the Company of all or substantially all of the assets of the Company and its Subsidiaries, taken as a whole, other than such sale, lease or other disposition of all or substantially all of the assets of the Company and its Subsidiaries, taken as a whole, to an entity at least a majority of the combined voting power of the voting securities of which are owned, directly or indirectly, by stockholders of the Company.

If the Company shall, at any time or from time to time, after the date hereof effect a subdivision, stock split, stock dividend, reorganization, combination, recapitalization or similar transaction affecting the outstanding shares of Class A Common Stock, the number of Earnout Shares issuable hereunder (and the number of Escrowed Sponsor Shares to be released), and the stock price targets set forth above shall be equitably adjusted for such subdivision, stock split, stock dividend, reorganization, combination, recapitalization or similar transaction. Any adjustment under this paragraph shall become effective at the close of business on the date the subdivision or combination becomes effective (which shall be the “ex” date, if any, with respect to any such event).

NOTE 7 – EARNOUT SHARES AND SPONSOR EARNOUT SHARES

The stockholders of Alpha Modus, Corp. may be issued up to 2,200,000 additional shares of Company common stock (the “Earnout Shares”). The Earnout Shares will be earned and issued in one-third (1/3) increments (of approximately 733,333 shares) if, for any twenty (20) trading days within any thirty (30)-consecutive trading day period beginning at least 180 days after the Closing and on or prior to the 5-year anniversary of the Closing, the VWAP of the Company’s common stock equals or exceeds $13.00 per share, $15.00 per share and $18.00 per share (as equitably adjusted for stock splits, stock dividends, combinations, recapitalizations and the like after the Closing), respectively, with all remaining Earnout Shares earned and issued upon certain changes of control of the Company at or prior to the 5-year anniversary of the Closing.

Additionally, at the Closing, the Company’s sponsor, Insight Acquisition Sponsor LLC (the “Sponsor”) was required to deposit 750,000 shares of Company common stock into escrow (the “Sponsor Earnout Shares”), and the Sponsor Earnout Shares will be released to the Sponsor according to the same milestones and timelines applicable to the Earnout Shares described above (earned and issued in one-third (1/3) increments of approximately 250,000 shares).

“Closing Share Price” means, for any security as of any date(s), the dollar volume-weighted average price for such security on the principal securities exchange or securities market on which such security is then traded during the period beginning at 9:30:01 a.m., New York time, and ending at 4:00:00 p.m., New York time, as reported by Bloomberg through its “HP” function (set to weighted average) or, if the foregoing does not apply, the dollar volume-weighted average price of such security in the over-the-counter market on the electronic bulletin board for such security during the period beginning at 9:30:01 a.m., New York time and ending at 4:00:00 p.m., New York time, as reported by Bloomberg, or, if no dollar volume-weighted average price is reported for such security by Bloomberg for such hours, the average of the highest closing bid price and the lowest closing ask price of any of the market makers for such security as reported by OTC Markets Group Inc. If the Closing Share Price cannot be calculated for such security on such date(s) on any of the foregoing bases, the Closing Share Price of such security on such date(s) shall be the fair market value per share on such date(s) as reasonably determined by the Company.

If the condition for more than one Milestone is achieved, the Company Earnout Shares to be issued in connection with such Milestone shall be cumulative with any Company Earnout Shares earned prior to such time and the Escrowed Sponsor Shares to be released from escrow to Sponsor shall be cumulative with any Escrowed Sponsor Shares released prior to such time in connection with the achievement of any other Milestone; provided that, for the avoidance of doubt, the Company Earnout Shares in respect of each Milestone will be issued and earned only once and the aggregate Company Earnout Shares issued shall in no event exceed 2,200,000 shares of Class A Common Stock.

If, at or following the 5-year anniversary of the Closing Date, the $13.00 Share Price Milestone, $15.00 Share Price Milestone and/or the $18.00 Share Price Milestone have not occurred, none of the Earnout Shares that related to that particular Milestone shall be issued, and the Escrowed Sponsor Shares that have not been released from escrow to Sponsor shall automatically without further action be forfeited and deemed cancelled.

In the event that after the Closing and prior the 5-year anniversary of the Closing Date, there is a Change of Control, the $13.00 Share Price Milestone, $15.00 Share Price Milestone, and/or the $18.00 Share Price Milestone, as applicable, shall be deemed to have occurred to the extent any such Milestone has not been achieved prior to the date of such Change of Control. For purposes hereof, a “Change of Control” means the occurrence in a single transaction or as a result of a series of related transactions, of one or more of the following events:

a. any person or any group of persons acting together which would constitute a “group” for purposes of Section 13(d) of the Exchange Act or any successor provisions thereto (a “Group”) (excluding a corporation or other entity owned, directly or indirectly, by the stockholders in substantially the same proportions as their ownership of stock of IAC) (x) is or becomes the beneficial owner, directly or indirectly, of securities of the Company representing more than 50% of the combined voting power of then outstanding voting securities or (y) has or acquires control of the Board;

b. a merger, consolidation, reorganization or similar business combination transaction involving the Company, and, immediately after the consummation of such transaction or series of transactions, either (x) the Board immediately prior to the merger or consolidation does not constitute at least a majority of the board of directors of the company surviving the merger or, if the surviving company is a Subsidiary, the ultimate parent thereof, or (y) the voting securities of the Company immediately prior to such merger or consolidation do not continue to represent or are not converted into more than 50% of the combined voting power of the then outstanding voting securities of the person resulting from such transaction or series of transactions or, if the surviving company is a Subsidiary, the ultimate parent thereof; or

c. the sale, lease or other disposition, directly or indirectly, by the Company of all or substantially all of the assets of the Company and its Subsidiaries, taken as a whole, other than such sale, lease or other disposition of all or substantially all of the assets of the Company and its Subsidiaries, taken as a whole, to an entity at least a majority of the combined voting power of the voting securities of which are owned, directly or indirectly, by stockholders of the Company.

If the Company shall, at any time or from time to time, after the date hereof effect a subdivision, stock split, stock dividend, reorganization, combination, recapitalization or similar transaction affecting the outstanding shares of Class A Common Stock, the number of Earnout Shares issuable hereunder (and the number of Escrowed Sponsor Shares to be released), and the stock price targets set forth above shall be equitably adjusted for such subdivision, stock split, stock dividend, reorganization, combination, recapitalization or similar transaction. Any adjustment under this paragraph shall become effective at the close of business on the date the subdivision or combination becomes effective (which shall be the “ex” date, if any, with respect to any such event).